DEPOSITS FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
Composition by nature

Composition by nature

		R$ thousand
	On December 31, 2021	On December 31, 2020
Demand deposits	56,613,691	50,247,334
Savings deposits	139,341,042	136,698,248
Time deposits	373,771,517	358,347,161
Total	569,726,250	545,292,743